Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash in hand	€ 7	€ 9
Cash at bank	131,406	126,070
CASH AND CASH EQUIVALENTS	€ 131,413	€ 126,080